Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000106728 | AssetCommon StocksFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000106728 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000106728 | AssetAsset-Backed SecuritiesFR_73742FAJ5
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000106728 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12569UAA9
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106728 | AssetU.S. Treasury ObligationsFR_91282CEE7
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106728 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106728 | AssetReal Estate Investment TrustsFR_78573L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106728 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106728 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106728 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106728 | AssetWarrantsFR_990AAJDQ7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106728 | AssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106728 | AssetAffiliated InvestmentsFR_72201W154_3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106728 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000106728 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.90%)
C000106729 | AssetCommon StocksFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000106729 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000106729 | AssetAsset-Backed SecuritiesFR_73742FAJ5
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000106729 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12569UAA9
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106729 | AssetU.S. Treasury ObligationsFR_91282CEE7
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106729 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106729 | AssetReal Estate Investment TrustsFR_78573L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106729 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106729 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106729 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106729 | AssetWarrantsFR_990AAJDQ7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106729 | AssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106729 | AssetAffiliated InvestmentsFR_72201W154_3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106729 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000106729 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.90%)
C000106724 | AssetCommon StocksFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000106724 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000106724 | AssetAsset-Backed SecuritiesFR_73742FAJ5
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000106724 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12569UAA9
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106724 | AssetU.S. Treasury ObligationsFR_91282CEE7
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106724 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106724 | AssetReal Estate Investment TrustsFR_78573L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106724 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106724 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106724 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106724 | AssetWarrantsFR_990AAJDQ7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106724 | AssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106724 | AssetAffiliated InvestmentsFR_72201W154_3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106724 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000106724 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.90%)
C000106725 | AssetCommon StocksFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000106725 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000106725 | AssetAsset-Backed SecuritiesFR_73742FAJ5
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000106725 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12569UAA9
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106725 | AssetU.S. Treasury ObligationsFR_91282CEE7
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106725 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106725 | AssetReal Estate Investment TrustsFR_78573L106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106725 | AssetSovereign IssuesFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106725 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106725 | AssetLoan Participations and AssignmentsFR_949ABFII9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106725 | AssetWarrantsFR_990AAJDQ7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106725 | AssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106725 | AssetAffiliated InvestmentsFR_72201W154_3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106725 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000106725 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.90%)
C000154254 | Other CountriesPoland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154254 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154254 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000154254 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154254 | China
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000154254 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000154254 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000154254 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154254 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154254 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154254 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154254 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154254 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154254 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154254 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154250 | Other CountriesPoland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154250 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154250 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000154250 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154250 | China
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000154250 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000154250 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000154250 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154250 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154250 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154250 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154250 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154250 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154250 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154250 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154251 | Other CountriesPoland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154251 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154251 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000154251 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154251 | China
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000154251 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000154251 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000154251 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154251 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154251 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154251 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154251 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154251 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154251 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154251 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154268 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000154268 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000154268 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154268 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000154268 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000154264 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000154264 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000154264 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154264 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000154264 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000154265 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000154265 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000154265 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154265 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000154265 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000154275 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000154275 | Other CountriesLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000154275 | CountryAssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154275 | CountryAssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154275 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154275 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000154275 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154275 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154275 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154275 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154275 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000154275 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154275 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154275 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154271 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000154271 | Other CountriesLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000154271 | CountryAssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154271 | CountryAssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154271 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154271 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000154271 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154271 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154271 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154271 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154271 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000154271 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154271 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154271 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154272 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000154272 | Other CountriesLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000154272 | CountryAssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154272 | CountryAssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154272 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154272 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000154272 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154272 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154272 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154272 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000154272 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000154272 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154272 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154272 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154282 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000154282 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000154282 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000154282 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000154282 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000154282 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000154282 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154282 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154282 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154282 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154282 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154282 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000154282 | SectorAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154282 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000154278 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000154278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000154278 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000154278 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000154278 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000154278 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000154278 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154278 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154278 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154278 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154278 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154278 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000154278 | SectorAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154278 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000154279 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000154279 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000154279 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000154279 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000154279 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000154279 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000154279 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154279 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154279 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154279 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154279 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154279 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000154279 | SectorAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154279 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000154289 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000154289 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154289 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154289 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154289 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000154289 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000154289 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154289 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154289 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154289 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154289 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154289 | SectorAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154289 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000154285 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000154285 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154285 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154285 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154285 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000154285 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000154285 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154285 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154285 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154285 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154285 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154285 | SectorAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154285 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000154286 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000154286 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154286 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154286 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154286 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000154286 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000154286 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154286 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154286 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154286 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000154286 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154286 | SectorAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154286 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000182353 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000182353 | CountryAssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000182353 | CountryAssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000182353 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000182353 | China
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000182353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000182353 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000182353 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000182353 | India
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000182353 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182353 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000182353 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000182353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000182353 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000182353 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182354 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000182354 | Other CountriesSweden
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000182354 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000182354 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000182354 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000182354 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000182354 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000182354 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000182354 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182354 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000182354 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000182354 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000182354 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000182355 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000182355 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000182355 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000182355 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000182355 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000182355 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000182355 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000182355 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000182355 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182355 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000182355 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000182355 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000182355 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215599 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000215599 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000215599 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000215599 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000215599 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215599 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000215599 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215599 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215599 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215599 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215599 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150054 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000150054 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000150054 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000150054 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150054 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150054 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150054 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150054 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150054 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150054 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150054 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000150054 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150054 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000150054 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150054 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000150050 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000150050 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000150050 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000150050 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150050 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150050 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150050 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150050 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150050 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150050 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150050 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000150050 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150050 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000150050 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150050 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000150061 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000150061 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150061 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000150061 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000150061 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150061 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000150061 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150061 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150061 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150061 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150061 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000150061 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150061 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000150061 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000150061 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150057 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000150057 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150057 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000150057 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000150057 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150057 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000150057 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150057 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150057 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150057 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150057 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000150057 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150057 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000150057 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000150057 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150068 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000150068 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000150068 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000150068 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150068 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150068 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150068 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150068 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150068 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150068 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150068 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000150068 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000150068 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000150068 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000150068 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150064 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000150064 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000150064 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000150064 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150064 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150064 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150064 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150064 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150064 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150064 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000150064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000150064 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000150064 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000150064 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150075 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000150075 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150075 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000150075 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150075 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150075 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150075 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150075 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150075 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150075 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150075 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000150075 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000150075 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000150075 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000150075 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150071 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000150071 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150071 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000150071 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150071 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150071 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150071 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150071 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150071 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150071 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150071 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000150071 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000150071 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000150071 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000150071 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150082 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000150082 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150082 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000150082 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150082 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150082 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150082 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150082 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150082 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150082 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000150082 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000150082 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000150082 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000150082 | AssetShort-Term InstrumentsFR_912797SS7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150078 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000150078 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150078 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000150078 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150078 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150078 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150078 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150078 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150078 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150078 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150078 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000150078 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000150078 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000150078 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000150078 | AssetShort-Term InstrumentsFR_912797SS7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150089 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000150089 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150089 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000150089 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150089 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150089 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150089 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150089 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000150089 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150089 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150089 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000150089 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000150089 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000150089 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150089 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000150085 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000150085 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150085 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000150085 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150085 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150085 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150085 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150085 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000150085 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150085 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150085 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000150085 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000150085 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	88.90%
C000150085 | AssetShort-Term InstrumentsFR_912797TG2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150085 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000215697 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000215697 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215697 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000215697 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215697 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215697 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215697 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215697 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000215697 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215697 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215697 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000215697 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000215697 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000215697 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000215697 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215695 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000215695 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215695 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000215695 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215695 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215695 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215695 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215695 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000215695 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215695 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215695 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000215695 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000215695 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000215695 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000215695 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238901 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238901 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000238901 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238901 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238901 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238901 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238901 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238901 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000238901 | Vanguard Emerging Markets Stock Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238901 | Vanguard Small-Cap Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238901 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000238901 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238901 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238901 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238901 | AssetMutual FundsFR_922040100
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000238902 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238902 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000238902 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238902 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238902 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238902 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238902 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238902 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000238902 | Vanguard Emerging Markets Stock Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238902 | Vanguard Small-Cap Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238902 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000238902 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238902 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238902 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238902 | AssetMutual FundsFR_922040100
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000255110 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255110 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255110 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255110 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255110 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255110 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255110 | Vanguard Emerging Markets Stock Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255110 | Vanguard Small-Cap Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255110 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000255110 | Vanguard Developed Markets Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000255110 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
C000255110 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255110 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255110 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000255109 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255109 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255109 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255109 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255109 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255109 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255109 | Vanguard Emerging Markets Stock Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255109 | Vanguard Small-Cap Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255109 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000255109 | Vanguard Developed Markets Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000255109 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000255109 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255109 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255109 | AssetMutual FundsFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000150033 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000150033 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000150033 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000150033 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150033 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150033 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150033 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150033 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150033 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150033 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150033 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000150033 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000150033 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000150033 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000150033 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150029 | Vanguard Institutional Index Fund 'Institutional Plus'
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000150029 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000150029 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000150029 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150029 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150029 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150029 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000150029 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150029 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150029 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150029 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000150029 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000150029 | AssetMutual FundsFR_922040209
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000150029 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000150029 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.
[21]	Rounded value of investments is less than 0.1% of net assets.
[22]	Rounded value of investments is less than 0.1% of net assets.
[23]	Rounded value of investments is less than 0.1% of net assets.
[24]	Rounded value of investments is less than 0.1% of net assets.
[25]	Rounded value of investments is less than 0.1% of net assets.
[26]	Rounded value of investments is less than 0.1% of net assets.
[27]	Rounded value of investments is less than 0.1% of net assets.
[28]	Rounded value of investments is less than 0.1% of net assets.
[29]	Rounded value of investments is less than 0.1% of net assets.
[30]	Rounded value of investments is less than 0.1% of net assets.
[31]	Rounded value of investments is less than 0.1% of net assets.
[32]	Rounded value of investments is less than 0.1% of net assets.
[33]	Rounded value of investments is less than 0.1% of net assets.
[34]	Rounded value of investments is less than 0.1% of net assets.